Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation [Abstract]
Impact of Financial Instruments - Credit Losses Adoption
Prior to the adoption of CECL, the Company calculated the allowance for loan losses under the incurred loss methodology.

The impact of the January 1, 2022 adoption entry is summarized in the table below:

(in thousands)	December 31, 2021 Pre-CECL Adoption	Impact of Adoption	January 1, 2022 Post-CECL Adoption
Assets:
Allowance for credit losses on loans	$44,267	$2,353	$46,620
Allowance for credit losses on securities	-	-	-
Liabilities and shareholders' equity:
Other liabilities (ACL unfunded loan commitments)	18	2,335	2,353
Tax Effect, net (included in other assets)	-	(1,218)	-
Total	44,285	3,470	48,973

Undivided Profits	$349,056	$(3,470)	$345,586